As filed with the Securities and Exchange Commission on August 7, 2000 Registration Nos.
33-32704
811-05980

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
                                   FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.                              [ ]
Post-Effective Amendment No. 15                          [X]

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 16                                         [X]
                    (Check appropriate box or boxes)


               PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
                          (Exact Name of Registrant)

                        PACIFIC LIFE INSURANCE COMPANY
                              (Name of Depositor)

                           700 Newport Center Drive
                       Newport Beach, California  92660
             (Address of Depositor's Principal Executive Offices)

                                (949) 219-3743
             (Depositor's Telephone Number, including Area Code)

                               Diane N. Ledger
                                Vice President
                        Pacific Life Insurance Company
                           700 Newport Center Drive
                       Newport Beach, California  92660
              (Name and Address of Agent for Service of Process)

                       Copies of all communications to:

          Diane N. Ledger                         Jane A. Kanter, Esq.
   Pacific Life Insurance Company                Dechert Price & Rhoads
           P.O. Box 9000                          1775 Eye Street, N.W.
Newport Beach, California 92658-9030          Washington, D.C. 20006-2401

Approximate Date of Proposed Public Offering ________________________________

It is proposed that this filing will become effective (check appropriate box)

[X] immediately upon filing pursuant to paragraph (b) of Rule 485

[_] on ____________ pursuant to paragraph (b) of Rule 485
[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[_] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Interests in the Separate Account under Pacific Select Variable Annuity individual flexible premium variable accumulation deferred annuity contracts.

Filing Fee: None

                                  PROSPECTUS

(Included in Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-4, Accession No. 0001017062-00-000956, filed on April 21, 2000, and incorporated by reference herein.)

                     STATEMENT OF ADDITIONAL INFORMATION

Included in Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-4, Accession No. 0001017062-00-000956 filed on April 21, 2000, and incorporated by reference herein.)

++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++
+A registration statement for Pacific Select Fund relating to shares of the + +Focused 30 and Strategic Value Portfolios has been filed with the Securities + +and Exchange Commission, but has not yet become effective. The information in +
+the Prospectus is not complete and may be changed. Interests in the new       +
+Investment Options and shares of the Focused 30 and Strategic Value           +
+Portfolios may not be sold until the Fund's registration statement is         +
+effective. This supplement and Preliminary Prospectus are not an offer to + +sell interests in the Investment Options or shares of the Focused 30 and + +Strategic Value Portfolios and do not solicit an offer to buy interests or +
+shares in any state where the offer or sale is not permitted.                 +
+                                                                              +
++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++

                 Supplement to Prospectus Dated May 1, 2000 for
          Pacific Select Variable Annuity, a variable annuity contract issued by Pacific Life Insurance Company

                       Date of Supplement: August 7, 2000

This supplement changes the Prospectus to reflect the following:

                      ---------------------------------------------------------
Two new Variable       The new Investment Options will invest in two new
Investment Options     Portfolios of the Pacific Select Fund called the
will be available      Focused 30 and Strategic Value Portfolios. Below is
October 2, 2000        information summarizing the new Portfolios.

 . Focused 30           Pacific Life Insurance Company, the adviser, and the
 . Strategic Value      Fund have retained Janus Capital Corporation as
                       Portfolio manager.

                       --------------------------------------------------------------------------
                                                                         Primary Investments
                       Portfolio                 Objective           (under normal circumstances)
                       --------------------------------------------------------------------------
                       Focused 30       Long-term growth of capital.   Common stocks selected
                                                                       for their growth
                                                                       potential.
                       Strategic Value  Long-term growth of capital.   Common stocks with the
                                                                       potential for long-term
                                                                       growth of capital.
                       --------------------------------------------------------------------------

                       This chart is only a summary. For more complete information on the Portfolios, including a discussion of each Portfolio's investment techniques and the risks associated with its investments, see the accompanying Fund Preliminary Prospectus. You should read the Prospectus carefully.

                      ---------------------------------------------------------
An Overview of         The following is added to the chart under Fees and
Pacific Select         Expenses Paid by the Pacific Select Fund:
Variable Annuity
is amended

                       ------------------------------------------------------------
                       Portfolio         Advisory fee Other expenses Total expenses
                       ------------------------------------------------------------
                                         As an annual % of average daily net assets
                       Focused 30*           0.95          0.08           1.03
                       Strategic Value*      0.95          0.08           1.03

                       * Other expenses are estimated. There were no actual
                         advisory fees or other expenses for these Portfolios in 1999 because the Portfolios will start on October 2, 2000. See page 7 of the Preliminary Prospectus for information about expense caps through December 31, 2001 for these Portfolios.

                      ---------------------------------------------------------
                       The following is added to Examples:

                       The following table shows the expenses you would pay on each $1,000 you invested if, at the end of each period, you: surrendered your Contract, annuitized your Contract and withdrew the Contract Value, or did not annuitize or surrender, but left the money in your Contract.

                       These examples assume the following:

                       . the Contract Value starts at $45,000

                       . the Investment Options have an annual return of 5%

                       . the Maintenance Fee is deducted even when the
                         Contract Value goes over $50,000 and a waiver would normally apply.

                       These examples do not show past or future expenses. Your actual expenses in any year may be more or less than those shown here.

                       --------------------------------------------------------------------------------
                                                                                   Contract not
                                                                                   Surrendered or
                                                                                   Annuitized and
                                         Contract Surrendered Contract             Remains in Force
                                         at End of Time       Annuitized at End    at End of Time
                                         Period ($)           of Time Period* ($)  Period ($)
                       --------------------------------------------------------------------------------
                       Variable Account  1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr
                       --------------------------------------------------------------------------------
                       Focused 30        79   123  160  282   79   78   133  282   25   78   133  282
                       --------------------------------------------------------------------------------
                       Strategic Value   79   123  160  282   79   78   133  282   25   78   133  282
                       --------------------------------------------------------------------------------

                       * In this example, it is assumed that an Annuity Option
                         has been selected that provides for annuity payments that continue for at least five years, in which case the withdrawal charge would not be assessed if the Contract was in force during the Accumulation Period for at least two Contract Years.

                      ---------------------------------------------------------
Allocation of          This information is added to the discussion in the
Premiums is            Prospectus on Allocation of Premiums.
amended
                       You may instruct us to allocate all or part of your premium payments to the Focused 30 and Strategic Value
                       Investment Options on or after October 2, 2000. You may not instruct us to allocate your premium payments to these Investment Options prior to October 2, 2000, when the Options first become available.

                      ---------------------------------------------------------
Transfers of           This information is added to the discussion in the
Accumulated Value      Prospectus on Transfers of Accumulated Value.
is amended
                       You may instruct us to transfer Accumulated Value to a Variable Investment Option and specify a future date on which the Accumulated Value is to be transferred. This instruction may cover any Variable Investment Option currently available under your contract and the Focused
                       30 and Strategic Value Investment Options. For the
                       Focused 30 and Strategic Value Investment Options, you may not specify a date prior to October 2, 2000, when the Options first become available. If you specify
                       October 2, 2000 for the Focused 30 and Strategic Value
                       Investment Options, and we receive the instructions prior to that date, the requested amount will be transferred effective as of the close of business on October 2, 2000. You may revoke your transfer instructions at any time before we transfer Accumulated
                       Value by providing us with a revocation in proper form, which we must receive not later than 4:00 p.m. Eastern time on the last Business Day before the date you have specified for a transfer. While highly remote, there is a possibility that the Focused 30 and Strategic Value
                       Investment Options will not become effective on October
                       2, 2000, in which case we would not effect the transfer to these Options, and your Accumulated Value would remain in the Investment Option from which you requested it be transferred until the day the Focused
                       30 and Strategic Value Portfolios become effective, if ever, unless you instruct us otherwise.

Part C:  OTHER INFORMATION

     Item 24.  Financial Statements and Exhibits
               ---------------------------------

               (a)  Financial Statements

                    Part A:

                    Part B:

                    (1)  Registrant's Financial Statements

                    Audited Financial Statements dated as of December 31, 1999 which are incorporated by reference from the 1999 Annual Report include the following for Pacific Select Variable Annuity Separate Account:

                         Statements of Assets and Liabilities
                         Statements of Operations
                         Statements of Changes in Net Assets
                         Notes to Financial Statements

                    (2)  Depositor's Financial Statements

                    Audited Consolidated Financial Statements dated as of December 31, 1999 and 1998 and for the three year period ended December 31, 1999, included in Part B include the following for Pacific Life:

                         Independent Auditor's Report
                         Consolidated Statements of Financial Condition Consolidated Statements of Operations
                         Consolidated Statements of Stockholder's Equity Consolidated Statements of Cash Flows
                         Notes to Consolidated Financial Statements

               (b)  Exhibits

                    1.  (a)  Resolution of the Board of Directors of the
                             Depositor authorizing establishment of Separate Accounts and Memorandum establishing Pacific Select Variable Annuity Separate Account./1/

                        (b) Memorandum dated October 1, 1993 authorizing establishment of Growth LT Variable Account./1/

                        (c) Memorandum dated September 16, 1994 authorizing
                            establishment of Equity and Bond and Income Variable Accounts/1/

                        (d) Memorandum Establishing Two New Variable Accounts -
                            Aggressive Equity and Emerging Markets
                            Portfolios/1/

                        (e) Resolution of the Board of Directors of Pacific Life
                            Insurance Company authorizing conformity to the terms of the current Bylaws/3/

                    2.      Not applicable

                    3.  (a) Distribution Agreement between Pacific Mutual Life and Pacific Equities Network ("PEN") (Now named Pacific Mutual Distributors, Inc. ("PMD")/1/

                        (b) Form of Selling Agreement between Pacific Mutual
                            Life, PMD and Various Broker-Dealers/1/

                    4.  (a) Form of Individual Flexible Premium Variable
                            Accumulation Deferred Annuity Contract, Form 90-53
                            /1/

                        (b) Guaranteed Death Benefit Rider/1/

                        (c) Individual Retirement Annuity Rider/1/

                        (d) Pension Plan Rider/1/

                        (e) Required Distributions for Compliance with Section
                            72(S) Rider/1/

                        (f) Endorsement (Preauthorized Withdrawal Feature)/1/

                        (g) Endorsement (Distribution of In-Kind Securities)/1/

                        (h) Free Look Sticker ST-43/1/

                        (i) Minimum Guaranteed Death Benefit and Terminal
                            Illness Waiver Endorsement E-93-9053/1/

                        (j) Changes to Contract Endorsement E1-95-9053/1/

                        (k) Required Distributions for Compliance with Section
                            72(S) of the Internal Revenue Code of 1986, amended (the Code) Rider R72S-9553/1/

                        (l) 403(b) Tax Sheltered Annuity Rider R-403B-9553/1/

                        (m) Section 457 Plan Rider R-95-457/1/

                        (n) Qualified Plan Loan Endorsement/1/

                        (o) 403(b) Tax Sheltered Annuity Rider/2/

                        (p) IRA Rider (Form R-IRA 198)/3/

                        (q) Roth IRA Rider (Form R-RIRA 198)/3/

                        (r) Simple IRA Rider (Form R-SIRA 198)/3/

                    5. Application Form for Individual Flexible Premium Variable/3/

                         Accumulation Deferred Annuity Contract, Form
                         AP9230-1/1/

                   6.    (a)  Articles of Incorporation of Pacific Life/3/

                         (b)  By-laws of Pacific Life/3/

                   7.    Not applicable

                   8.    Fund Participation Agreement/5/

                   9. Opinion and Consent of legal officer of Pacific Mutual as to the legality of Contracts being registered/1/

                  10.    (a)  Independent Auditors' Consent/6/

                         (b)  Consent of Dechert Price & Rhoads/1/

                  11.    Not applicable

                  12.    Not applicable

                  13.    Performance Calculations/6/

                  14.    Not applicable

                  15.    Powers of Attorney/5/

                  16.    Not applicable


/1/ Included in Registrant's Form N-4/B, File No. 033-32704, Accession No.
    0000898430-001024 filed on March 28, 1996 and incorporated by reference herein.

/2/ Included in Registrant's Form N-4/B, File No. 033-32704, Accession No.
    0001017062-97-000782 filed on April 29, 1997 and incorporated by reference herein.

/3/ Included in Registrant's Form N-4/B, File No. 033-32704, Accession No.
    0001017062-98-000944 filed on April 29, 1998 and incorporated by reference herein.

/4/ Included in Registrant's Form N-4/B, File No. 033-32704, Accession No.
    0001017062-99-000770 filed on April 30, 1999 and incorporated by reference herein.

/5/ Included in Registrant's Form N-4/B, File No. 033-32704, Accession No.
    0001017062-00-000580 filed on February 29, 2000 and incorporated by reference herein.

/6/ Included in Registrant's Form N-4/B, File No. 033-32704, Accession No.
    0001017062-00-000956 filed on April 21, 2000 and incorporated by reference herein.

Item 25.  Directors and Officers of Pacific Life
          --------------------------------------

                            Positions and Offices
Name and Address            with Pacific Life
----------------            ---------------------

Thomas C. Sutton            Director, Chairman of the Board, and
                            Chief Executive Officer

Glenn S. Schafer            Director and President

Khanh T. Tran               Director, Senior Vice President and Chief Financial
                            Officer

David R. Carmichael         Director, Senior Vice President and General
                            Counsel

Audrey L. Milfs             Director, Vice President and Corporate
                            Secretary

Edward R. Byrd              Vice President and Controller

Brian D. Klemens            Vice President and Treasurer

Gerald W. Robinson          Executive Vice President

___________________________________

The address for each of the persons listed above is as follows:

          700 Newport Center Drive
          Newport Beach, California 92660

Item 26. Persons Controlled by or Under Common Control with Pacific Life or Pacific Select Variable Annuity Separate Account

          The following is an explanation of the organization chart of Pacific Life's subsidiaries:

                   PACIFIC LIFE, SUBSIDIARIES & AFFILIATED ENTERPRISES
                                     LEGAL STRUCTURE

          Pacific Life is a California Stock Insurance Company wholly-owned by Pacific LifeCorp (a Delaware Stock Holding Company) which is, in turn, 99% owned by Pacific Mutual Holding Company (a California Mutual Holding Company). Pacific Life is the parent company of Pacific Asset Management LLC (a Delaware Limited Liability Company), Pacific Life & Annuity Company, formerly known as PM Group Life Insurance Company (an Arizona Corporation), Pacific Select Distributors, Inc. (formerly known as Pacific Mutual Distributors, Inc.), and World-Wide Holdings Limited (a United Kingdom Corporation). Pacific Life also has a 40% ownership of American Maturity Life Insurance Company (a Connecticut Corporation), a 50% ownership of Pacific Mezzanine Associates, L.L.C. (a Delaware Limited Liability Company and a 95% ownership of Grayhawk Golf Holdings, LLC). A subsidiary of Pacific Mezzanine Associates, L.L.C. is Pacific Mezzanine Investors, L.L.C., (a Delaware Limited Liability Company) who is the sole general partner of the PMI Mezzanine Fund, L.P. (a Delaware Limited Partnership). Subsidiaries of Pacific Asset Management LLC are PMRealty Advisors Inc., Pacific Financial Products Inc. (a Delaware Corporation), PPA LLC (a Delaware Limited Liability Company), CCM LLC (a Delaware Limited Liability Company), NFJ LLC (a Delaware Limited Liability Company), and PIMCO Holding LLC (a Delaware Limited Liability Company). Pacific Asset Management LLC has a 32% beneficial economic interest in PIMCO Advisors L.P. (a Delaware Limited Partnership). Subsidiaries of Pacific Select Distributors, Inc. include: Associated Financial Group, Inc.; Mutual Service Corporation (a Michigan Corporation), along with its subsidiaries Advisors' Mutual Service Center, Inc. (a Michigan Corporation) and Titan Value Equities Group, Inc.; and United Planners' Group, Inc. (an Arizona Corporation), along with its subsidiary United Planners' Financial Services of America (an Arizona Limited Partnership). Subsidiaries of World-Wide Holdings Limited include: World-Wide Reassurance Company Limited (a United Kingdom Corporation) and World-Wide Reassurance Company (BVI) Limited (a British Virgin Islands Corporation). All corporations are 100% owned unless otherwise indicated. All entities are California corporations unless otherwise indicated.


Item 27.  Number of Contractholders
          -------------------------

          Approximately        28,172 Qualified
                               37,254 Non Qualified

Item 28. Indemnification
         ---------------

     (a) The Distribution Agreement between Pacific Life and Pacific Select Distributors, Inc. ("PSD", formerly known as Pacific Mutual Distributors, Inc.) provides substantially as follows:

         Pacific Life hereby agrees to indemnify and hold harmless PSD and its officers and directors, and employees for any expenses (including legal expenses), losses, claims, damages, or liabilities incurred by reason of any untrue or alleged untrue statement or representation of a material fact or any omission or alleged omission to state a material fact required to be stated to make other statements not misleading, if made in reliance on any prospectus, registration statement, post-effective amendment thereof, or sales materials supplied or approved by Pacific Life or the Separate Account. Pacific Life shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim. However, in no case shall Pacific Life be required to indemnify for any expenses, losses, claims, damages, or liabilities which have resulted from the willful misfeasance, bad faith, negligence, misconduct, or wrongful act of PSD.

         PSD hereby agrees to indemnify and hold harmless Pacific Life, its officers, directors, and employees, and the Separate Account for any expenses, losses, claims, damages, or liabilities arising out of or based upon any of the following in connection with the offer or sale of the contracts: (1) except for such statements made in reliance on any prospectus, registration statement or sales material supplied or approved by Pacific Life or the Separate Account, any untrue or alleged untrue statement or representation is made; (2) any failure to deliver a currently effective prospectus; (3) the use of any unauthorized sales literature by any officer, employee or agent of PSD or Broker; (4) any willful misfeasance, bad faith, negligence, misconduct or wrongful act. PSD shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim.

     (b) The Form of Selling Agreement between Pacific Life, Pacific Select Distributors, Inc. ("PSD", formerly known as Pacific Mutual Distributors, Inc.) and Various Broker-Dealers provides substantially as follows:

         Pacific Life and PSD agree to indemnify and hold harmless Selling Broker-Dealer and General Agent, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the "Fund") filed pursuant to the 1933 Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. Of this Agreement.

         Selling Broker-Dealer and General Agent agree to indemnify and hold harmless Pacific Life, the Fund and PSD, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (a) any oral or written misrepresentation by Selling Broker-Dealer or General Agent or their officers, directors, employees or agents unless such misrepresentation is contained in the registration statement for the Contracts or Fund shares, any prospectus included as a part thereof, as from time to time amended and supplemented, or any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. of this Agreement, (b) the failure of Selling Broker-Dealer or General Agent or their officers, directors, employees or agents to comply with any applicable provisions of this Agreement or (c) claims by Sub-agents or employees of General Agent or Selling Broker-Dealer for payments of compensation or remuneration of any type. Selling Broker-Dealer and General Agent will reimburse Pacific Life or PSD or any director, officer, agent or employee of either entity for any legal or other expenses reasonably incurred by Pacific Life, PSD, or such officer, director, agent or employee in connection with investigating or defending any such loss, claims, damages, liability or action. This indemnity agreement will be in addition to any liability which Broker-Dealer may otherwise have.

Item 29. Principal Underwriters
         ----------------------

     (a) PSD also acts as principal underwriter for Pacific Select Separate Account, Pacific Select Exec Separate Account, Separate Account A, Separate Account B, Pacific Corinthian Variable Separate Account and Pacific Select Fund.

     (b) For information regarding PSD, reference is made to Form B-D, SEC File No. 8-15264, which is herein incorporated by reference.

         (c) PSD retains no compensation or net discounts or commissions from the Registrant.

Item 30. Location of Accounts and Records
         --------------------------------

             The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life at 700 Newport Center Drive, Newport Beach, California 92660.

Item 31.  Management Services
          -------------------

          Not applicable

Item 32.  Undertakings
          ------------

          The registrant hereby undertakes:

          (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

          (b) to include either (1) as a part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information, or (3) to deliver a Statement of Additional Information with the prospectus.

          (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Additional Representations
--------------------------

          (a) The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. 1P-6-88 (November 28, 1988) with respect to annuity contracts offered as funding vehicles for retirement plans meeting the requirements of
              Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1)-(4) of this letter have been complied with.

          (b) The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program and the provisions of paragraphs (a)-(d) of the Rule have been complied with.

          (c) REPRESENTATION PURSUANT TO SECTION 26(e) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under the Variable Annuity Contract ("Contract") described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 15 to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and State of California, on this 7th day of August, 2000.

                PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
                                  (Registrant)

                BY:  PACIFIC LIFE INSURANCE COMPANY

                BY:  __________________________________
                     Thomas C. Sutton*
                     Chairman and Chief Executive Officer

                BY:  PACIFIC LIFE INSURANCE COMPANY
                             (Depositor)

                BY:  __________________________________
                     Thomas C. Sutton*
                     Chairman and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 15 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


Signature                           Title                         Date

____________________    Director, Chairman of the Board    August 7, 2000
Thomas C. Sutton*       and Chief Executive Officer

____________________    Director and President             August 7, 2000
Glenn S. Schafer*

____________________    Director, Senior Vice              August 7, 2000
Khanh T. Tran*          President and Chief Financial
                        Officer

____________________    Director, Senior Vice              August 7, 2000
David R. Carmichael*    President and General Counsel

____________________    Director, Vice President and       August 7, 2000
Audrey L. Milfs*        Corporate Secretary

____________________    Vice President and Controller      August 7, 2000
Edward R. Byrd*

____________________    Vice President and Treasurer       August 7, 2000
Brian D. Klemens*

____________________    Executive Vice President           August 7, 2000
Gerald W. Robinson*


*BY:  /s/ DAVID R. CARMICHAEL                              August 7, 2000
      David R. Carmichael
      as attorney-in-fact

(Powers of Attorney are contained in Post-Effective Amendment No. 13 of the Registration Statement filed on February 29, 2000 on Form N-4, Accession No. 0001017062-00-000580, as Exhibit 15.)